Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Basis of Presentation
Basis of Presentation
The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ materially from those estimates.
Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates including the following: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes, and management must select an amount that falls within that range of reasonable estimates. Significant estimates are used in the following areas, among others: the recognition of research and development expense, stock-based compensation expense and revenue recognition.

Cash and Cash Equivalents
Cash and Cash Equivalents
All
short-term,
highly liquid investments with original maturities of 90 days or less are considered to be cash and cash equivalents. The carrying amounts reported in the balance sheets for cash and cash equivalents are valued at cost, which approximates fair value.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and short-term investments. The Company regularly maintains deposits in accredited financial institutions in excess of federally insured limits. The Company invests its excess cash primarily in money market funds, U.S. treasury securities and U.S. government agency securities in accordance with the Company’s investment policy. The Company’s investment policy defines allowable investments and establishes guidelines relating to credit quality, diversification, and maturities of its investments to preserve principal and maintain liquidity. The Company has not experienced any realized losses related to its cash, cash equivalents and short-term investments and management believes the Company is not exposed to significant risks of losses.
As of December 31, 2022, the Company held cash deposits at Silicon Valley Bank (“SVB”) in excess of government insured limits. On March 10, 2023, SVB was closed by the California Department of Financial Protection and Innovation, and the Federal Deposit Insurance Corporation was appointed as receiver. No losses were incurred by the Company on deposits that were held at SVB. Management believes that the Company is not currently exposed to significant credit risk as the vast majority of the Company’s deposits were either owned directly by the Company and held in custody at a third-party financial institution or, subsequent to March 10, 2023, have been transferred to a third-party financial institution. The Company does not currently have any other significant relationships with SVB.

Short-term Investments
Short-term Investments
Short-term investments consist of investments in U.S. treasury and U.S. government agency securities. Management of the Company determines the appropriate classification of the securities at the time they are acquired and evaluates the appropriateness of such classifications at each balance sheet date. The Company classifies its short-term investments as available-for-sale
pursuant to ASC 320,
Investments—Debt and Equity Securities
and reports them at fair value in short-term investments with unrealized gains and losses reported as a component of accumulated other comprehensive income loss on the balance sheet. Realized gains and losses and declines in value judged to be other than temporary are included as a component of interest income based on the specific identification method.

Receivable from Related Party and Unbilled Receivable from Related Party
Receivable from Related Party and Unbilled Receivable from Related Party
The receivable from related party and unbilled receivable from related party results from option and license agreements with Zenas BioPharma Limited (“Zenas”), a related party. See Notes 12 and 16 for more information. The receivable represents amounts earned and billed to Zenas but not yet collected while unbilled receivable represents amounts estimated to be earned but not yet billed to Zenas. The receivable and unbilled receivable are reported at net realizable value. Management of the Company regularly evaluates the creditworthiness of Zenas and their financial condition and does not require collateral from Zenas. As of December 31, 2022 and 2021, no allowance for doubtful accounts was recorded as all accounts were considered collectible.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Depreciation is provided using the straight-line method over estimated useful lives of three years for computer equipment and five years for furniture and fixtures. Expenditures for major renewals and betterments that extend the useful lives are capitalized. Expenditures for normal maintenance and repairs are expensed as incurred. The cost of assets sold or abandoned, and the related accumulated depreciation are eliminated from the accounts and any gains or losses are recognized in the accompanying statements of operations and comprehensive loss of the respective period.

Leases
Leases
Operating leases are accounted for in accordance with ASU
2016-02,
Leases
, as amended (“ASC 842”).
Right-of-use
lease assets represent the right to use an underlying asset for the lease term and lease liabilities represent an obligation to make lease payments arising from the lease. The measurement of lease liabilities is based on the present value of future lease payments over the lease term. As the Company’s leases do not provide an implicit rate, management used the Company’s incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The right-of-use
asset is based on the measurement of the lease liability and includes any lease payments made prior to or on lease commencement and excludes lease incentives and initial direct costs incurred, as applicable. Rent expense for operating leases is recognized on a straight-line basis over the lease term. The Company does not have any leases classified as finance leases. Management have elected the practical expedient to exclude short-term leases from right-of-use
assets and lease liabilities.
The Company’s leases do not have significant rent escalation, holidays, concessions, material residual value guarantees, material restrictive covenants or contingent rent provisions. The Company’s leases include both lease (e.g., fixed payments including rent, taxes, and insurance costs) and non-lease
components (e.g., common-area or other maintenance costs), which are accounted for as a single lease component as management have elected the practical expedient to group lease and non-lease
components for all leases.
Additional information and disclosures required under ASC 842 are included in Note 8.

Restricted Cash
Restricted Cash
In accordance with ASU
2016-18,
Statement of Cash Flows (Topic 230): Restricted Cash
, restricted cash is included as a component of cash, cash equivalents and restricted cash in the accompanying statements of cash flows. Restricted cash serves as collateral for a letter of credit securing office space. Restricted cash is recorded within other assets and restricted cash line item in the accompanying balance sheet.

Convertible Preferred Stock
Classification of Convertible Preferred Stock
Convertible preferred stock is recorded at its original issuance price, less direct and incremental offering costs, as stipulated by its terms. The Company has adopted the guidance in ASC
480-10-S99,
Distinguishing Liabilities from
Equity-Overall-SEC
Materials
, and has therefore classified the convertible preferred stock outside of stockholders’ equity/(deficit) in the accompanying balance sheets.
Effective January 1, 2021, the Company early adopted ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
which reduces complexity in applying U.S. GAAP to certain financial instruments with characteristics of liability and equity. The ASU removes the guidance that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The adoption did not have any impact on the Company’s financial statement presentation or disclosures.

Segment Information
Segment Information
Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer (“CEO”). The Company operates as a single operating segment and has one reportable segment.

License Revenue - Related Party
License Revenue—Related Party
To date, the Company’s only revenue has been attributable to an upfront payment and cost reimbursements under the Company’s license agreement with Zenas. The Company has not generated any revenue from product sales and does not expect to generate any revenue from product sales for the foreseeable future.
The Company recognizes revenue pursuant to ASC 606,
Revenue from Contracts with Customers
(“ASC 606”). ASC 606 applies to all contracts with customers, except for contracts that are within the scope of other standards. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when the performance obligation is satisfied.
The Company evaluates the performance obligations promised in a contract that are based on goods and services that will be transferred to the customer and determine whether those obligations are both (i) capable of being distinct and (ii) distinct in the context of the contract. To the extent a contract includes multiple promised goods and services, the Company applies judgment to determine whether promised goods and services are both capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised goods and services are accounted for as a combined performance obligation. Arrangements that include rights to additional goods or services that are exercisable at a customer’s discretion are generally considered options. The Company assesses if these options provide a material right to the customer and if so, they are considered performance obligations.
The Company estimates the transaction price based on the amount expected to be received for transferring the promised goods or services in the contract. The consideration may include fixed consideration or variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of potential transaction price and the likelihood that the transaction price will be received. Variable consideration is included in the transaction price if, in management’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. Any estimates, including the effect of the constraint on variable consideration, are evaluated at each reporting period for any changes. The Company then allocates the transaction price to each performance obligation and recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) control is transferred to the customer and the performance obligation is satisfied.
Amounts received prior to satisfying the revenue recognition criteria are recorded as deferred revenue in the Company’s balance sheets. If the related performance obligation is expected to be satisfied within the next twelve months this will be classified in current liabilities.
Additional information and disclosures required under ASC 606 are included in Note 12.

Research and Development Costs
Research and Development Costs
Research and development expenses are recorded as expense, as incurred. Research and development expenses consists of (i) costs to engage contractors who specialize in the development activities of the Company; (ii) external research and development costs incurred under arrangements with third parties, such as contract research organizations and consultants; and (iii) costs associated with preclinical activities and regulatory operations.
The Company enters into consulting, research, and other agreements with commercial firms, researchers, and others for the provision of goods and services. Under such agreements, the Company may pay for services on a monthly, quarterly, project or other basis. Such arrangements are generally cancellable upon reasonable notice and payment of costs incurred. Costs are considered incurred based on an evaluation of the progress to completion of specific tasks under each contract using information and data provided by the service providers and vendors, whereas payments are dictated by the terms of each agreement. As such, depending on the timing of payment relative to the receipt of goods or services, management may record either prepaid expenses or accrued services. These costs consist of direct and indirect costs associated with specific projects, as well as fees paid to various entities that perform certain research on behalf of the Company.

Patent costs	Patent costs Patent costs are expensed as incurred and recorded within general and administrative expenses.
Income Taxes
Income Taxes
Income taxes are recorded in accordance with ASC 740,
Income Taxes (
“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities and for loss and credit carryforwards using enacted tax rates anticipated to be in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized.
The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. As of December 31, 2022 and 2021, the Company did not have any material uncertain tax positions. The Company recognizes interest and penalties related to uncertain tax positions, if any exist, in income tax expense.

Stock-Based Compensation
Stock-Based Compensation
The Company accounts for stock-based compensation awards in accordance with ASC Topic 718,
Compensation
—Stock Compensation
(“ASC 718”). ASC 718 requires all stock-based payments, including grants of stock options and restricted stock, to be recognized in the statements of operations and comprehensive loss based on their fair values. All of the stock-based awards are subject only to service-based vesting conditions. Management estimates the fair value of the stock option awards using the Black-Scholes option pricing model, which requires the input of assumptions, including (a) the fair value of the Company’s common stock, (b) the expected stock price volatility, (c) the calculation of expected term of the award, (d) the risk-free interest rate and (e) expected dividends. Management estimates the fair value of the restricted stock awards using the fair value of the Company’s common stock. Forfeitures are recognized as they are incurred.
Management utilizes estimates and assumptions in determining the fair value of the Company’s common stock. Stock options were granted at exercise prices that represented the fair value of the Company’s common stock on the specific grant dates. Management utilized valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid,
Valuation of Privately Held Company Equity Securities Issued as Compensation
, to estimate the fair value of the Company’s common stock. Each valuation methodology includes estimates and assumptions that require management’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, the prices at which the Company sold shares of convertible preferred stock, the superior rights and preferences of the convertible preferred stock senior to the Company’s common stock at the time, and a probability analysis of various liquidity events, such as a public offering or sale of the Company, under differing scenarios. Changes to the key assumptions used in the valuations could result in materially different fair values of common stock at each valuation date.
Due to the lack of a historical public market for the trading of the Company’s common stock and a lack of company-specific historical and implied volatility data, management based its estimate of expected volatility on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. Management believes the group selected has sufficient similar economic and industry characteristics and includes companies that are most representative of the Company.

Management used the simplified method, as prescribed by the SEC Staff Accounting Bulletin No. 107,
Share-Based Payment
, to calculate the expected term. The risk-free interest rate is based on observed interest rates appropriate for the term of the awards. The dividend yield assumption is based on history and expectation of paying no dividends.
Compensation expense related to stock-based awards is calculated on a straight-line basis by recognizing the grant date fair value, over the associated service period of the award, which is generally the vesting term.

Comprehensive Loss	Comprehensive Loss The only component of comprehensive loss other than net loss is change in unrealized losses related to available-for-sale debt securities.
Net Loss per Share
Net Loss per Share
Basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period, including potential dilutive common shares. For periods in which the Company has reported net losses, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders, since dilutive common shares are not assumed to have been issued if their impact is anti-dilutive. Additional information is included in Note 14.

Recently Adopted Accounting Pronouncements
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)
. The new standard adjusts the accounting for assets held at amortized costs basis, including marketable securities accounted for as available for sale. The standard eliminates the probable initial recognition threshold and requires an entity to reflect its current estimate of all expected credit losses. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected. For public entities, the guidance was effective for annual reporting periods beginning after December 15, 2019 and for interim periods within those fiscal years. For nonpublic entities and emerging growth companies that choose to take advantage of the extended transition period, the guidance was effective for annual reporting periods beginning after December 15, 2020. Early adoption is permitted for all entities. In November 2019, the FASB issued ASU
No. 2019-10,
which deferred the effective date for nonpublic entities and emerging growth companies to annual reporting periods beginning after December 15, 2022, including interim periods within those fiscal years. The Company does not believe the guidance will have a material impact on its financial statements.